Taxes On Income (Narrative) (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 01, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Theoretical tax expense			$ 54,584,000	$ 68,363,000	$ 69,800,000
Corporate tax rates			23.00%	24.00%	25.00%
Reduction in deferred tax assets			$ 20,450,000
Deferred Tax Assets, Investment in Subsidiaries			$ 1,400,000
Period for certain income from approved enterprise program to be tax exempt, in years			2 years
Tax rate for certain income from approved enterprise program			25.00%
Period of reduced tax rate for certain income from approved enterprise program, in years			8 years
Commencement of production maximum period for tax exempt income, in years			12 years
Period after date of approval which income is not longer tax exempt, in years			14 years
Tax-exempt profits earned by the company's "Approved Enterprises" and "Privileged Enterprises			$ 646,000,000
Income tax liability			$ 162,000,000
Special preferred enterprise minimum tax rate		6.00%
Special preferred enterprise tax rate on dividends for foreign private investors			4.00%
Special preferred enterprise qualifications, minimum percentage of revenue invested in R&D		7.00%
Reduction in deferred tax asset				$ 9,500,000
Liability for unrecognized tax benefits			$ 59,944,000	55,087,000	$ 46,847,000
Accrued interest and penalties			4,507,000	2,532,000
Income from tax settlement			1,157,000	$ (5,500,000)
Available carry forward tax losses			419,719,000
Available carry forward tax losses non-Israeli subsidiaries			30,297,000
Capital loss carryforwards			44,361
Adjustments to deferred tax assets due to change sin tax law			$ 10,950,000
Israel
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Corporate tax rates			23.00%	24.00%	25.00%
U.S.
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Corporate tax rates	21.00%		21.00%	35.00%
Maximum
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Period of reduced tax rate for certain income from approved enterprise program, in years			10 years
Minimum
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Period of reduced tax rate for certain income from approved enterprise program, in years			5 years